Nassau Life Insurance Company

One American Row

Hartford, CT 06102-5056

May 3, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Nassau Life Insurance Company and

Nassau Life Variable Universal Life Account

File Nos. 033-23251/811-04721

Rule 497(j) Certification

Members of the Commission:

As counsel to Nassau Life Insurance Company and Nassau Life Variable Universal Life Account, I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information (“SAI”) each dated May 1, 2021 that would have been filed under Rule 497(c) would not have differed from the Prospectus and SAI contained in the most recent post-effective amendment that was filed electronically on April 30, 2021.

If you have any questions, please contact me at (212) 389-5080.

Sincerely,

/s/ Dodie C. Kent
Dodie C. Kent
Partner
Eversheds Sutherland (US) LLP